1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

August 15, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust

(File Nos. 033-62470 and 811-7704)

Ladies and Gentlemen:

On behalf of Schwab Capital Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 4 investments disclosures as filed with the Securities and Exchange Commission on August 3, 2012 under Rule 497 (SEC Accession No. 0001193125-12-334270) for Schwab Large-Cap Growth Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund in connection with the prospectus dated February 28, 2012, as supplemented.

No fee is required in connection with this filing. Please contact me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

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